UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

MESIROW ENHANCED CORE PLUS FUND

MESIROW HIGH YIELD FUND

MESIROW SMALL COMPANY SUSTAINABILITY FUND

Semi-Annual Report

MARCH 31, 2022

Investment Adviser:

Mesirow Financial Investment Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS
MARCH 31, 2022

The Funds file their complete schedules of investments with the US Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 833-MESIROW (833-637-4769); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 82.3%

	Face Amount	Value
Communication Services — 5.2%
AT&T
Callable 11/15/2027 @ $100
4.100%, 02/15/2028	$147,000	$152,626
Comcast
Callable 11/15/2030 @ $100
1.500%, 02/15/2031	150,000	130,695
Directv Financing
Callable 08/15/2023 @ $104
5.875%, 08/15/2027(A)	170,000	167,237
LogMeIn
Callable 09/01/2023 @ $103
5.500%, 09/01/2027(A)	100,000	93,336
Magallanes
Callable 12/15/2031 @ $100
4.279%, 03/15/2032(A)	120,000	120,534
Paramount Global
Callable 11/15/2027 @ $100
3.375%, 02/15/2028	60,000	58,723
T-Mobile USA
Callable 01/15/2030 @ $100
3.875%, 04/15/2030	200,000	200,768

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Verizon Communications
4.862%, 08/21/2046	$42,000	$48,191
Verizon Communications
Callable 12/22/2029 @ $100
3.150%, 03/22/2030	140,000	137,687

		1,109,797

Consumer Discretionary — 9.2%
Allied Universal Holdco
Callable 06/01/2024 @ $102
4.625%, 06/01/2028(A)	150,000	141,735
Amazon.com
Callable 05/22/2027 @ $100
3.150%, 08/22/2027	150,000	151,924
Carriage Services
Callable 05/15/2024 @ $102
4.250%, 05/15/2029(A)	150,000	139,713
Ford Motor
7.450%, 07/16/2031	190,000	224,200
Garda World Security
Callable 02/15/2023 @ $102
4.625%, 02/15/2027(A)	150,000	143,767
General Motors Financial
Callable 05/19/2023 @ $100
4.150%, 06/19/2023	200,000	202,906
Callable 03/21/2030 @ $100
3.600%, 06/21/2030	130,000	124,347
GYP Holdings III
Callable 05/01/2024 @ $102
4.625%, 05/01/2029(A)	150,000	138,901
HLF Financing Sarl
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	150,000	131,576
Home Depot
Callable 06/06/2048 @ $100
4.500%, 12/06/2048	80,000	89,877
IHO Verwaltungs GmbH
Callable 04/19/2022 @ $102
4.750%cash/5.500% PIK, 09/15/2026(A)	149,000	146,020

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Levi Strauss
Callable 03/01/2026 @ $102
3.500%, 03/01/2031(A)	$100,000	$91,576
Lowe’s
Callable 06/15/2025 @ $100
3.375%, 09/15/2025	160,000	161,588
TJX
Callable 01/15/2030 @ $100
3.875%, 04/15/2030	45,000	46,853

		1,934,983

Consumer Staples — 8.9%
Altria Group
Callable 11/04/2031 @ $100
2.450%, 02/04/2032	150,000	130,391
Anheuser-Busch
Callable 11/01/2025 @ $100
3.650%, 02/01/2026	265,000	270,833
Hormel Foods
Callable 04/03/2028 @ $100
1.700%, 06/03/2028	200,000	183,925
Kraft Heinz Foods
Callable 01/15/2035 @ $100
5.000%, 07/15/2035	75,000	79,952
Callable 03/01/2026 @ $100
3.000%, 06/01/2026	160,000	157,734
Kroger
7.700%, 06/01/2029	190,000	241,137
Performance Food Group
Callable 10/15/2022 @ $103
5.500%, 10/15/2027(A)	150,000	149,280
Pilgrim’s Pride
Callable 04/15/2026 @ $102
4.250%, 04/15/2031(A)	150,000	138,750
Procter & Gamble
3.000%, 03/25/2030	120,000	120,656
Spectrum Brands
Callable 10/01/2024 @ $103
5.000%, 10/01/2029(A)	150,000	141,108
Callable 03/15/2026 @ $102
3.875%, 03/15/2031(A)	150,000	132,330

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TKC Holdings
Callable 05/15/2024 @ $103
6.875%, 05/15/2028(A)	$145,000	$140,997

		1,887,093

Energy — 6.2%
Archrock Partners
Callable 05/06/2022 @ $105
6.875%, 04/01/2027(A)	150,000	151,683
BP Capital Markets America
Callable 07/21/2025 @ $100
3.796%, 09/21/2025	80,000	82,425
ConocoPhillips
Callable 05/15/2044 @ $100
4.300%, 11/15/2044	15,000	16,232
Callable 09/15/2061 @ $100
4.025%, 03/15/2062(A)	90,000	91,244
Enbridge
Callable 08/15/2029 @ $100
3.125%, 11/15/2029	95,000	92,064
Energy Transfer
Callable 12/15/2024 @ $100
4.050%, 03/15/2025	100,000	101,417
Callable 02/15/2030 @ $100
3.750%, 05/15/2030	50,000	49,188
Energy Transfer Operating
Callable 11/01/2023 @ $100
7.600%, 02/01/2024	70,000	74,693
Enterprise Products Operating
Callable 08/15/2047 @ $100
4.250%, 02/15/2048	70,000	70,280
Kinder Morgan
Callable 03/01/2025 @ $100
4.300%, 06/01/2025	200,000	205,419
Marathon Oil
6.600%, 10/01/2037	45,000	54,712
Saudi Arabian Oil MTN
2.875%, 04/16/2024(A)	200,000	199,267

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Transcanada Trust
Callable 09/15/2029 @ $100
5.500%, U.S. SOFR + 4.416%, 09/15/2079(B)	$135,000	$134,730

		1,323,354

Financials — 20.1%
Allstate
Callable 08/15/2023 @ $100
5.750%, ICE LIBOR USD 3 Month + 2.938%, 08/15/2053(B)	180,000	179,100
Aon
Callable 02/02/2029 @ $100
3.750%, 05/02/2029	100,000	102,249
Aon Global
Callable 09/15/2025 @ $100
3.875%, 12/15/2025	150,000	153,154
Bank of America
8.050%, 06/15/2027	115,000	135,613
4.450%, 03/03/2026	145,000	149,957
Bank of New York Mellon
Callable 09/20/2026 @ $100
4.625%, ICE LIBOR USD 3 Month + 3.131%(B) (C)	215,000	211,775
Berkshire Hathaway Finance
Callable 07/15/2048 @ $100
4.250%, 01/15/2049	95,000	104,035
BlackRock
3.200%, 03/15/2027	170,000	171,846
Charles Schwab
Callable 06/01/2026 @ $100
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(B) (C)	200,000	191,500
Citigroup
3.700%, 01/12/2026	200,000	202,461
Goldman Sachs Capital I
6.345%, 02/15/2034	110,000	129,249
Invesco Finance
3.750%, 01/15/2026	53,000	54,033

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Jefferies Group
4.150%, 01/23/2030	$160,000	$162,546
JPMorgan Chase
Callable 08/01/2024 @ $100
5.000%, U.S. SOFR + 3.380%(B) (C)	240,000	239,202
Lloyds Banking Group
3.750%, 01/11/2027	200,000	199,454
MetLife
Callable 08/13/2025 @ $100
3.600%, 11/13/2025	150,000	153,021
MetLife Capital Trust IV
Callable 12/15/2032 @ $100
7.875%, 12/15/2037(A)	110,000	131,175
Morgan Stanley
3.625%, 01/20/2027	260,000	262,235
Northern Trust
Callable 10/01/2026 @ $100
4.600%, ICE LIBOR USD 3 Month + 3.202%(B) (C)	185,000	185,462
Callable 02/01/2030 @ $100
1.950%, 05/01/2030	120,000	109,930
PNC Financial Services Group
Callable 11/01/2026 @ $100
5.000%, ICE LIBOR USD 3 Month + 3.300%(B) (C)	135,000	135,000
Callable 04/19/2027 @ $100
3.150%, 05/19/2027	120,000	120,200
Prudential Financial MTN
Callable 09/13/2050 @ $100
3.700%, 03/13/2051	90,000	87,919
Truist Financial
Callable 09/01/2024 @ $100
4.800%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.003%(B) (C)	140,000	137,550
US Bancorp
Callable 04/15/2027 @ $100
5.300%, ICE LIBOR USD 3 Month + 2.914%(B) (C)	135,000	133,121

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 03/27/2026 @ $100
3.100%, 04/27/2026	$100,000	$99,984
Wells Fargo
Callable 10/24/2028 @ $100
4.150%, 01/24/2029	135,000	140,029
Callable 03/15/2026 @ $100
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(B) (C)	200,000	191,710

		4,273,510

Health Care — 5.9%
AbbVie
Callable 11/14/2044 @ $100
4.700%, 05/14/2045	50,000	54,285
Callable 09/15/2034 @ $100
4.550%, 03/15/2035	55,000	59,043
AMN Healthcare
Callable 10/01/2022 @ $102
4.625%, 10/01/2027(A)	150,000	145,847
AstraZeneca
Callable 03/12/2027 @ $100
3.125%, 06/12/2027	190,000	191,212
CVS Health
Callable 01/20/2045 @ $100
5.125%, 07/20/2045	110,000	124,169
Merck
Callable 11/10/2024 @ $100
2.750%, 02/10/2025	230,000	230,533
Organon
Callable 04/30/2026 @ $103
5.125%, 04/30/2031(A)	150,000	144,750
Pfizer
4.125%, 12/15/2046	60,000	66,936
Prestige Brands
Callable 04/01/2026 @ $102
3.750%, 04/01/2031(A)	150,000	133,875
Zimmer Biomet Holdings
Callable 08/24/2031 @ $100
2.600%, 11/24/2031	120,000	109,517

		1,260,167

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — 12.9%
3M
Callable 10/15/2049 @ $100
3.700%, 04/15/2050	$55,000	$55,515
Callable 03/15/2025 @ $100
2.650%, 04/15/2025	125,000	124,111
AerCap Ireland Capital DAC
Callable 08/29/2028 @ $100
3.000%, 10/29/2028	150,000	138,328
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	150,000	142,312
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, ICE LIBOR USD 3 Month + 2.350%, 12/15/2055(B)	130,000	137,800
Boeing
Callable 12/01/2028 @ $100
3.200%, 03/01/2029	280,000	266,820
Canadian Pacific Railway
Callable 09/02/2031 @ $100
2.450%, 12/02/2031	140,000	130,025
Cargo Aircraft Management
Callable 02/01/2023 @ $102
4.750%, 02/01/2028(A)	150,000	146,412
Caterpillar
Callable 01/09/2030 @ $100
2.600%, 04/09/2030	200,000	195,041
CSX
Callable 11/15/2029 @ $100
2.400%, 02/15/2030	140,000	133,080
Fortress Transportation and Infrastructure Investors
Callable 05/01/2024 @ $103
5.500%, 05/01/2028(A)	150,000	136,373
General Dynamics
Callable 03/15/2025 @ $100
3.500%, 05/15/2025	120,000	122,124
General Electric MTN
6.750%, 03/15/2032	105,000	132,273

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
New Enterprise Stone & Lime
Callable 07/15/2024 @ $103
5.250%, 07/15/2028(A)	$150,000	$144,207
Raytheon Technologies
Callable 08/16/2028 @ $100
4.125%, 11/16/2028	170,000	177,701
Callable 07/16/2023 @ $100
3.650%, 08/16/2023	7,000	7,091
Republic Services
Callable 11/15/2030 @ $100
1.450%, 02/15/2031	200,000	169,889
Waste Management
Callable 04/01/2029 @ $100
2.000%, 06/01/2029	200,000	186,015
Xylem
Callable 11/30/2027 @ $100
1.950%, 01/30/2028	190,000	175,842

		2,720,959

Information Technology — 4.5%
Apple
3.200%, 05/13/2025	180,000	182,772
ION Trading Technologies Sarl
Callable 05/15/2024 @ $103
5.750%, 05/15/2028(A)	201,000	193,714
Magnum Holdings
Callable 10/31/2023 @ $103
5.375%, 10/31/2026(A)	180,000	177,300
NCR
Callable 09/01/2024 @ $103
6.125%, 09/01/2029(A)	150,000	150,375
Salesforce
Callable 04/15/2031 @ $100
1.950%, 07/15/2031	137,000	125,335
Xerox Holdings
Callable 07/15/2028 @ $100
5.500%, 08/15/2028(A)	140,000	136,536

		966,032

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Materials — 5.4%
Allegheny Technologies
Callable 10/01/2026 @ $103
5.125%, 10/01/2031	$140,000	$131,282
Carpenter Technology
Callable 07/15/2023 @ $103
6.375%, 07/15/2028	150,000	150,608
DuPont de Nemours
Callable 05/15/2048 @ $100
5.419%, 11/15/2048	100,000	120,648
Mercer International
Callable 02/01/2024 @ $103
5.125%, 02/01/2029	160,000	154,400
Rain CII Carbon
Callable 05/06/2022 @ $102
7.250%, 04/01/2025(A)	110,000	107,250
Scotts Miracle-Gro
Callable 08/01/2026 @ $102
4.375%, 02/01/2032	200,000	177,119
TriMas
Callable 04/15/2024 @ $102
4.125%, 04/15/2029(A)	150,000	136,875
Vulcan Materials
Callable 03/01/2030 @ $100
3.500%, 06/01/2030	185,000	183,485

		1,161,667

Real Estate — 1.7%
Crown Castle International
Callable 04/01/2030 @ $100
3.300%, 07/01/2030	200,000	191,266
Weyerhaeuser
Callable 08/15/2029 @ $100
4.000%, 11/15/2029	170,000	174,817

		366,083

Utilities — 2.3%
Florida Power & Light
Callable 06/01/2025 @ $100
3.125%, 12/01/2025	160,000	161,121

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
National Rural Utilities Cooperative Finance
Callable 11/07/2027 @ $100
3.400%, 02/07/2028	$160,000	$159,762
Southern California Edison
Callable 05/01/2029 @ $100
2.850%, 08/01/2029	180,000	171,290

		492,173

TOTAL CORPORATE OBLIGATIONS
(Cost $18,608,518)		17,495,818

U.S. TREASURY OBLIGATIONS — 8.5%

U.S. Treasury Bonds
4.375%, 11/15/2039	140,000	177,969
2.375%, 11/15/2049	125,000	122,275
2.000%, 08/15/2051	100,000	90,219
1.375%, 08/15/2050	100,000	76,969
1.125%, 08/15/2040	40,000	31,358
U.S. Treasury Notes
1.875%, 07/31/2026	400,000	389,750
1.750%, 11/15/2029	105,000	100,464
0.875%, 11/15/2030	100,000	88,551
0.875%, 06/30/2026	100,000	93,398
0.750%, 04/30/2026	285,000	265,451
0.625%, 05/15/2030	110,000	95,911
0.625%, 11/30/2027	200,000	180,562
0.375%, 09/30/2027	100,000	89,277

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,964,665)		1,802,154

LOAN OBLIGATIONS — 3.4%

Communication Services — 0.9%
Terrier Media Buyer, Inc., Term B Loan, 1st Lien 3.957%, LIBOR + 3.500%, 12/17/2026	185,749	182,701

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Financials — 0.7%
Advisor Group Holdings, Inc., Term B-1 Loan, 1st Lien
4.957%, LIBOR + 4.500%, 07/31/2026	$146,625	$145,846

Industrials — 0.9%
Vertex Aerospace Services Corp. Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 12/06/2028	200,000	199,126

Materials — 0.9%
Mauser Packaging Solutions Holding Company, Initial Term Loan
3.481%, LIBOR + 3.250%, 04/03/2024	196,899	193,863

TOTAL LOAN OBLIGATIONS
(Cost $723,317)		721,536

MORTGAGE-BACKED SECURITIES — 3.3%

FNMA or FHLMC
3.000%, 05/15/2051	475,000	463,523
2.500%, 05/01/2043	250,000	238,021
		701,544

TOTAL MORTGAGE-BACKED SECURITIES

(Cost $702,027)		701,544

ASSET-BACKED SECURITY — 1.0%

Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6
3.210%, 12/07/2024	200,000	202,052

TOTAL ASSET-BACKED SECURITY
(Cost $206,876)		202,052

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

MUNICIPAL BOND — 0.5%

	Face Amount	Value
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB Callable 08/01/2028 @ $100
3.900%, 08/01/2031	$105,000	$107,001

TOTAL MUNICIPAL BOND
(Cost $113,596)		107,001

TOTAL INVESTMENTS — 99.0%
(Cost $22,318,999)		$21,030,105

A list of the open forward contracts held by the Fund at March 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	06/15/22	USD	20,000	PHP	1,040,319	$ (22)
HSBC	06/15/22	USD	30,000	ILS	96,761	390
HSBC	06/15/22	USD	10,616	IDR	153,898,136	88
HSBC	06/15/22	USD	50,000	IDR	717,523,650	(97)
HSBC	06/15/22	USD	73,019	GBP	55,000	(789)
HSBC	06/15/22	ILS	95,336	USD	30,000	57
HSBC	06/15/22	USD	130,000	PHP	6,890,642	2,329
HSBC	06/15/22	USD	132,115	COP	510,010,509	1,666
HSBC	06/15/22	USD	49,000	TRY	788,468	1,832
HSBC	06/15/22	USD	85,062	TRY	1,316,799	(169)
HSBC	06/15/22	USD	160,000	TWD	4,466,686	(3,496)
HSBC	06/15/22	USD	169,273	MXN	3,606,810	9,682
HSBC	06/15/22	USD	173,000	ZAR	2,675,424	8,375
HSBC	06/15/22	USD	180,000	INR	13,904,656	1,374
HSBC	06/15/22	USD	189,736	THB	6,187,397	(3,456)
HSBC	06/15/22	USD	201,475	CLP	164,471,037	4,954
HSBC	06/15/22	GBP	96,177	USD	128,114	1,808
HSBC	06/15/22	GBP	120,000	USD	157,217	(376)
HSBC	06/15/22	USD	60,000	CNH	384,036	174
HSBC	06/15/22	USD	190,000	CNH	1,208,801	(593)
HSBC	06/15/22	USD	292,204	SEK	2,842,606	10,691
HSBC	06/15/22	USD	292,349	BRL	1,521,711	20,581
HSBC	06/15/22	USD	319,763	SGD	434,431	763
HSBC	06/15/22	AUD	350,000	JPY	29,695,413	(17,835)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	06/15/22	USD	270,000	KRW	330,789,995	$2,107
HSBC	06/15/22	USD	82,797	KRW	100,083,178	(469)
HSBC	06/15/22	USD	315,391	NZD	465,313	6,685
HSBC	06/15/22	USD	76,163	NZD	110,000	(25)
HSBC	06/15/22	USD	403,869	HUF	140,128,016	13,735
HSBC	06/15/22	SGD	509,303	USD	375,000	(767)
HSBC	06/15/22	USD	566,856	AUD	770,000	10,064
HSBC	06/15/22	USD	627,656	PLN	2,803,216	34,636
HSBC	06/15/22	USD	630,000	JPY	74,113,941	(20,023)
HSBC	06/15/22	USD	665,000	RON	3,046,108	10,051
HSBC	06/15/22	NZD	700,000	USD	477,113	(7,406)
HSBC	06/15/22	AUD	720,435	USD	526,655	(13,129)
HSBC	06/15/22	USD	770,230	CZK	18,182,116	46,570
HSBC	06/15/22	USD	620,000	CAD	785,565	8,259
HSBC	06/15/22	USD	170,000	CAD	212,465	(80)
HSBC	06/15/22	CAD	212,170	USD	170,000	316
HSBC	06/15/22	CAD	604,523	USD	478,416	(5,053)
HSBC	06/15/22	CHF	304,944	USD	332,699	1,646
HSBC	06/15/22	CHF	531,392	USD	574,000	(2,890)
HSBC	06/15/22	USD	706,265	NOK	6,293,991	8,306
HSBC	06/15/22	USD	140,000	NOK	1,210,828	(2,532)
HSBC	06/15/22	USD	593,000	CHF	552,293	6,581
HSBC	06/15/22	USD	471,000	CHF	431,360	(2,707)
HSBC	06/15/22	EUR	896,396	USD	996,994	2,547
HSBC	06/15/22	EUR	220,000	USD	242,511	(1,554)
HSBC	06/15/22	BRL	1,132,914	USD	210,000	(22,976)
HSBC	06/15/22	USD	803,768	EUR	730,000	6,082
HSBC	06/15/22	USD	412,330	EUR	370,000	(1,858)
HSBC	06/15/22	TRY	1,260,365	USD	79,000	(2,255)
HSBC	06/15/22	CNH	1,009,072	USD	158,512	401
HSBC	06/15/22	CNH	705,722	USD	110,000	(580)
HSBC	06/15/22	SEK	2,205,858	USD	228,243	(6,803)
HSBC	06/15/22	ZAR	2,337,479	USD	151,099	(7,365)
HSBC	06/15/22	THB	2,617,940	USD	80,000	1,183
HSBC	06/15/22	PLN	2,813,409	USD	627,000	(37,700)
HSBC	06/15/22	RON	3,310,742	USD	725,000	(8,697)
HSBC	06/15/22	MXN	201,473	USD	10,000	4
HSBC	06/15/22	MXN	3,503,301	USD	165,000	(8,819)
HSBC	06/15/22	THB	4,694,201	USD	140,000	(1,326)
HSBC	06/15/22	TWD	8,111,590	USD	290,669	6,455
HSBC	06/15/22	NOK	1,401,339	USD	160,000	903
HSBC	06/15/22	NOK	6,863,912	USD	772,000	(7,275)
HSBC	06/15/22	PHP	15,605,944	USD	295,665	(4,034)
HSBC	06/15/22	CZK	17,675,575	USD	750,000	(44,044)
HSBC	06/15/22	INR	27,184,170	USD	353,321	(1,273)
HSBC	06/15/22	JPY	29,667,193	AUD	350,000	18,067

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	06/15/22	COP	39,275,586	USD	10,000	$ (302)
HSBC	06/15/22	JPY	86,506,692	USD	748,754	36,781
HSBC	06/15/22	HUF	127,847,130	USD	362,000	(19,005)
HSBC	06/15/22	CLP	130,973,219	USD	160,000	(4,386)
HSBC	06/15/22	KRW	218,039,411	USD	180,000	642
HSBC	06/15/22	KRW	307,289,896	USD	250,000	(2,776)
HSBC	06/15/22	IDR	3,314,179,282	USD	230,000	(498)

						$ 21,345

For the period ended March 31, 2022, the average forward currency contracts to deliver and to receive were $(126,238) and $126,242, respectively.

Percentages are based on Net Assets of $21,249,684.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2022 was $4,486,055 and represents 21.1% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

FNMA — Federal National Mortgage Association

FHLMC — Federal Home Loan Mortgage Corporation

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE— Intercontinental Exchange

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2022 (Unaudited)

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP— Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian Leu

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

SOFR — Secured Overnight Financing Rate

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

As of March 31, 2022, all of the Fund’s investments in securities and other financial instruments were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2022 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 73.1%

	Face Amount	Value
Communication Services — 6.5%
Beasley Mezzanine Holdings
Callable 02/01/2023 @ $104
8.625%, 02/01/2026(A)	$1,237,000	$1,175,150
Interface
Callable 12/01/2023 @ $103
5.500%, 12/01/2028(A)	823,000	799,339
Salem Media Group
Callable 05/06/2022 @ $102
6.750%, 06/01/2024(A)	127,000	125,095
Spanish Broadcasting System
Callable 09/01/2023 @ $105
9.750%, 03/01/2026(A)	1,190,000	1,195,950
Urban One
Callable 02/01/2024 @ $104
7.375%, 02/01/2028(A)	1,123,000	1,127,211

		4,422,745

Consumer Discretionary — 18.9%
Arrow Bidco
Callable 05/06/2022 @ $102
9.500%, 03/15/2024(A)	867,000	882,173

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Brightline Trains Florida
8.000%, 01/01/2028(B)(C)	$980,000	$945,700
Cimpress
Callable 05/06/2022 @ $105
7.000%, 06/15/2026(A)	1,050,000	1,005,690
CoreCivic
Callable 04/15/2024 @ $104
8.250%, 04/15/2026	945,000	973,350
Callable 07/15/2027 @ $100
4.750%, 10/15/2027	410,000	356,700
HLF Financing Sarl
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	854,000	749,103
Mattel
Callable 05/01/2041 @ $100
5.450%, 11/01/2041	732,000	779,214
Party City Holdings
Callable 08/15/2023 @ $104
8.750%, 02/15/2026(A)	1,167,000	1,112,647
Premier Entertainment Sub
Callable 09/01/2026 @ $103
5.875%, 09/01/2031(A)	1,272,000	1,085,843
Rent-A-Center
Callable 02/15/2024 @ $103
6.375%, 02/15/2029(A)	1,066,000	975,390
Scientific Games Holdings
Callable 03/01/2025 @ $103
6.625%, 03/01/2030(A)	910,000	897,060
Staples
Callable 05/06/2022 @ $105
10.750%, 04/15/2027(A)	190,000	169,100
Callable 05/06/2022 @ $104
7.500%, 04/15/2026(A)	1,069,000	1,038,111
SWF Escrow Issuer
Callable 10/01/2024 @ $103
6.500%, 10/01/2029(A)	520,000	449,384
TKC Holdings
Callable 05/15/2024 @ $105
10.500%, 05/15/2029(A)	1,163,000	1,186,260

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Vista Outdoor
Callable 03/15/2024 @ $102
4.500%, 03/15/2029(A)	$243,000	$223,560

		12,829,285

Energy — 14.9%
Bristow Group
Callable 03/01/2024 @ $103
6.875%, 03/01/2028(A)	336,000	340,200
CSI Compressco
Callable 05/06/2022 @ $104
7.500%, 04/01/2025(A)	950,000	935,750
Ensign Drilling
Callable 05/06/2022 @ $102
9.250%, 04/15/2024(A)	796,000	785,795
Exterran Energy Solutions
Callable 05/06/2022 @ $102
8.125%, 05/01/2025	370,000	373,099
GAC Holdco
Callable 08/15/2023 @ $106
12.000%, 08/15/2025(A)	1,120,000	1,187,200
Global Partners
Callable 08/01/2022 @ $104
7.000%, 08/01/2027	590,000	590,000
ITT Holdings
Callable 08/01/2024 @ $103
6.500%, 08/01/2029(A)	686,000	633,672
NGL Energy Operating
Callable 02/01/2023 @ $104
7.500%, 02/01/2026(A)	1,224,000	1,204,037
Solaris Midstream Holdings
Callable 04/01/2023 @ $104
7.625%, 04/01/2026(A)	923,000	952,997
Summit Midstream Holdings
Callable 10/15/2023 @ $104
8.500%, 10/15/2026(A)	524,000	499,650
Callable 05/06/2022 @ $101
5.750%, 04/15/2025	755,000	617,235
TransMontaigne Partners
Callable 04/21/2022 @ $103
6.125%, 02/15/2026	629,000	621,571

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Transocean Poseidon
Callable 05/06/2022 @ $105
6.875%, 02/01/2027(A)	$606,563	$600,497
USA Compression Partners
Callable 09/01/2022 @ $105
6.875%, 09/01/2027	270,000	271,037
Welltec International ApS
Callable 10/15/2023 @ $104
8.250%, 10/15/2026(A)	533,000	546,112

		10,158,852

Financials — 3.0%
Midcap Financial Issuer Trust
Callable 05/01/2024 @ $103
6.500%, 05/01/2028(A)	924,000	869,040
PROG Holdings
Callable 11/15/2024 @ $103
6.000%, 11/15/2029(A)	1,250,000	1,159,375

		2,028,415

Industrials — 13.6%
Altera Infrastructure
Callable 04/21/2022 @ $102
8.500%, 07/15/2023(A)	679,000	373,450
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	110,000	104,362
Artera Services
Callable 02/04/2023 @ $105
9.033%, 12/04/2025(A)	327,000	326,760
F-Brasile
Callable 08/15/2022 @ $104
7.375%, 08/15/2026(A)	1,302,000	1,171,800
Fortress Transportation and Infrastructure Investors
Callable 05/01/2024 @ $103
5.500%, 05/01/2028(A)	551,000	500,942
Granite US Holdings
Callable 10/01/2022 @ $106
11.000%, 10/01/2027(A)	580,000	611,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Innovate
Callable 02/01/2023 @ $104
8.500%, 02/01/2026(A)	$510,000	$497,311
JPW Industries Holding
Callable 05/06/2022 @ $105
9.000%, 10/01/2024(A)	1,054,000	1,072,445
Navios South American Logistics
Callable 08/01/2022 @ $108
10.750%, 07/01/2025(A)	714,000	747,915
New Enterprise Stone & Lime
Callable 07/15/2023 @ $105
9.750%, 07/15/2028(A)	500,000	504,375
Park River Holdings
Callable 08/01/2024 @ $103
6.750%, 08/01/2029(A)	730,000	609,192
Park-Ohio Industries
Callable 05/06/2022 @ $103
6.625%, 04/15/2027	591,000	494,962
PM General Purchaser
Callable 10/01/2023 @ $105
9.500%, 10/01/2028(A)	1,231,000	1,209,618
Railworks Holdings
Callable 11/15/2024 @ $104
8.250%, 11/15/2028(A)	727,000	746,495
Triumph Group
Callable 05/06/2022 @ $104
7.750%, 08/15/2025	288,000	290,125

		9,261,652

Information Technology — 2.9%
Conduent Business Services
Callable 11/01/2024 @ $103
6.000%, 11/01/2029(A)	1,121,000	1,056,542
Exela Intermediate
Callable 12/01/2022 @ $100
11.500%, 07/15/2026(A)	157,000	74,183
Plantronics
Callable 03/01/2024 @ $102
4.750%, 03/01/2029(A)	234,000	240,987

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Virtusa
Callable 12/15/2023 @ $104
7.125%, 12/15/2028(A)	$637,000	$592,410

		1,964,122

Materials — 13.3%
Cerdia Finanz GmbH
Callable 02/15/2024 @ $105
10.500%, 02/15/2027(A)	1,090,000	953,042
Consolidated Energy Finance
Callable 10/15/2024 @ $103
5.625%, 10/15/2028(A)	1,118,000	1,034,150
Conuma Coal Resources
Callable 05/06/2022 @ $100
10.000%, 05/01/2023(A)	460,000	460,000
GPD
Callable 05/06/2022 @ $105
10.125%, 04/01/2026(A)	712,000	740,480
JW Aluminum Continuous Cast
Callable 04/21/2022 @ $108
10.250%, 06/01/2026(A)	580,000	604,650
Natural Resource Partners
Callable 05/06/2022 @ $105
9.125%, 06/30/2025(A)	931,000	951,947
Rain CII Carbon
Callable 05/06/2022 @ $102
7.250%, 04/01/2025(A)	552,000	538,200
Schweitzer-Mauduit International
Callable 05/06/2022 @ $105
6.875%, 10/01/2026(A)	990,000	935,748
SunCoke Energy
Callable 06/30/2024 @ $102
4.875%, 06/30/2029(A)	362,000	341,283
Unifrax Escrow Issuer
Callable 09/30/2024 @ $104
7.500%, 09/30/2029(A)	1,191,000	1,059,110
Venator Finance Sarl
Callable 05/06/2022 @ $103
5.750%, 07/15/2025(A)	740,000	594,886

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Warrior Met Coal
Callable 12/01/2024 @ $104
7.875%, 12/01/2028(A)	$762,000	$801,053

		9,014,549

TOTAL CORPORATE OBLIGATIONS (Cost $51,134,313)		49,679,620

LOAN OBLIGATIONS — 22.5%

Communication Services — 2.1%
Direct TV Financing, LLC, Term Loan, 1st Lien
5.750%, LIBOR + 5.000%, 07/22/2027	334,250	333,511
Research Now Group, Inc., Initial Term Loan, 1st Lien
6.500%, LIBOR + 5.500%, 12/20/2024	1,092,589	1,070,967

		1,404,478

Consumer Discretionary — 1.6%
PSS Industrial Group Corp., Term Loan, 1st Lien
11.500%, LIBOR + 8.000%, 04/10/2025	534,197	237,717
Wahoo Fitness, LLC, Term Loan, 1st Lien
6.750%, LIBOR + 5.750%, 08/11/2028	864,563	838,627

		1,076,344

Energy — 1.2%
WaterBridge Midstream Operating, LLC, Initial Term Loan, 1st Lien
6.750%, LIBOR + 5.750%, 06/18/2026	830,638	799,489

Financials — 2.4%
RLG Holdings, Term Loan, 2nd Lien
8.250%, LIBOR + 7.500%, 07/02/2029	996,000	986,040

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2022 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Runner Buyer Inc., Initial Term Loan, 1st Lien
6.250%, LIBOR + 5.500%, 10/08/2028	$670,000	$639,850

		1,625,890

Health Care — 1.9%
Carestream Dental Technology, Parent Limited, Tranche B Term Loan, 2nd Lien
9.006%, LIBOR + 8.000%, 09/01/2025	1,360,000	1,332,800

Industrials — 7.6%
ARC Falcon I, Term Loan, 2nd Lien
7.500%, LIBOR + 7.000%, 09/22/2029	740,000	714,100
ASP LS Acquisition, Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 05/07/2028	497,500	494,391
DXP Enterprises, Inc., Initial Term Loan, 1st Lien
5.750%, LIBOR + 4.750%, 12/16/2027	533,250	527,587
FCG Acquisitions, Inc., Initial Term Loan, 2nd Lien
7.250%, LIBOR + 6.750%, 03/30/2029 (B)(C)	212,800	208,544
Forming Machining Industries Holdings, LLC, Initial Term Loan, 1st Lien
5.256%, LIBOR + 4.250%, 10/09/2025	245,558	227,755
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien
9.256%, LIBOR + 8.250%, 10/09/2026	500,000	375,000
LaserShip, Inc., Initial Loan, 2nd Lien
8.250%, LIBOR + 7.500%, 05/07/2029	230,000	228,562

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2022 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
NA Rail Hold Co. LLC, Tranche B-2 Term Loan, 1st Lien
5.006%, LIBOR + 4.000%, 10/19/2026	$362,600	$362,147
One Stop Mailing, LLC, Term Loan, 1st Lien
7.250%, LIBOR + 6.250%, 04/29/2027	1,009,436	999,341
Veregy Consolidated, Inc., Initial Term Loan, 1st Lien
7.000%, LIBOR + 6.000%, 11/02/2027	839,375	814,194
Werner Finco LP (Werner Finco, Inc.), Initial Term Loan, 1st Lien
5.006%, LIBOR + 4.000%, 07/24/2024	244,872	242,220

		5,193,841

Information Technology — 4.2%
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien
8.957%, LIBOR + 8.500%, 01/14/2027	140,000	126,000
Dodge Data & Analytics, Term Loan 2nd Lien
9.051%, SOFR + 8.250%, 02/10/2030	1,000,000	955,000
Emerald EMS, Term Loan, 1st Lien
7.160%, LIBOR + 6.250%, 12/29/2027	650,000	630,500
Exela Intermediate LLC, 2018 Term Loan, 1st Lien
7.500%, LIBOR + 6.500%, 07/12/2023	393,948	274,452
McAfee, Term Loan, 1st Lien
5.750%, LIBOR + 5.000%, 07/27/2028	862,838	854,856

		2,840,808

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2022 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value

Materials — 1.5%
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
5.957%, LIBOR + 5.500%, 10/10/2025	$577,721	$573,030
Hyperion Materials and Technologies, Term Loan, 1st Lien
5.008%, LIBOR + 4.500%, 08/28/2026	488,775	483,584

		1,056,614

TOTAL LOAN OBLIGATIONS
(Cost $15,780,972)		15,330,264

WARRANT — 0.6%

	Number of Warrants

Energy — 0.6%
GAC Holdco # *(B)(C)	1,120	375,200

TOTAL WARRANT (Cost $39,200)		375,200

COMMON STOCK — 0.1%

	Shares
Consumer Discretionary — 0.1%

24 Hour Fitness Worldwide, Inc. *(B)(C)(D)	90,461	45,230

Party City Holdings *	11,517	41,231

TOTAL COMMON STOCK
(Cost $601,017)		86,461

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2022 (Unaudited)

PREFERRED STOCK — 0.0%

	Shares	Value

24 Hour Fitness Worldwide, Inc. # *(B)(C)(D)	22,590	$22,590

TOTAL PREFERRED STOCK
(Cost $30,496)		22,590

TOTAL INVESTMENTS — 96.3%
(Cost $67,585,998)		$65,494,135

Percentages are based on Net Assets of $67,977,865.

*	Non-income producing security.
#	There is currently no interest rate available.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2022 was $43,366,627 and represents 63.8% of Net Assets.

(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2022 was $1,597,264 and represented 2.3% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered restricted. The total market value of such securities as of March 31, 2022 was and represented $67,820 and represented 0.1% of the Net Assets.

ICE — International Currency Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2022 (Unaudited)

The following table summarizes the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$48,733,920	$945,700	$49,679,620
Loan Obligations	—	15,121,720	208,544	15,330,264
Warrant	—	—	375,200	375,200
Common Stock	41,231	—	45,230	86,461
Preferred Stock	—	—	22,590	22,590

Total Investments in Securities	$41,231	$63,855,640	$1,597,264	$65,494,135

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Obligations	Loan Obligations	Warrant	Common Stock	Preferred Stock	Totals
Beginning balance as of October 1, 2021	$985,880	$—	$—	$135,691	$56,475	$1,178,046
Accrued discounts/ premiums	—	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—	—
Change in unrealized appreciation/ (depreciation)	(40,180)	—	—	(90,461)	(33,885)	(164,526)
Purchases	—	—	—	—	—	—
Sales	—	—	—	—	—	—
Transfers into Level 3	—	208,544	375,200	—	—	583,744
Transfers out of Level 3	—	—	—	—	—	—

Ending balance as of March 31, 2022	$945,700	$208,544	$375,200	$45,230	$22,590	$1,597,264

Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(40,180)	$—	$—	$(90,461)	$(33,885)	$(164,526)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2022 (Unaudited)

For the period ended March 31, 2022, Level 3 securities held in the Fund with a total value of $1,597,264 have been valued using third party broker quoted pricing information without adjustments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY SUSTAINABILITY FUND MARCH 31, 2022 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.7%

	Shares	Value
Communication Services — 2.3%
Nexstar Media Group, Cl A	1,065	$200,731
QuinStreet *	8,095	93,902

		294,633

Consumer Discretionary — 9.4%
Bloomin’ Brands	3,330	73,060
Gentherm *	1,540	112,482
Kontoor Brands	3,450	142,657
Marriott Vacations Worldwide	825	130,102
Ollie’s Bargain Outlet Holdings *	2,205	94,727
Petco Health & Wellness, Cl A *	8,045	157,441
Signet Jewelers	2,000	145,400
TravelCenters of America *	3,850	165,396
Wyndham Hotels & Resorts	2,378	201,393

		1,222,658

Consumer Staples — 1.1%
BJ’s Wholesale Club Holdings *	2,055	138,939

Energy — 6.1%
ChampionX	4,320	105,754
EQT	6,495	223,493

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
SMALL COMPANY SUSTAINABILITY FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Green Plains *	5,045	$156,446
Ovintiv	3,420	184,919
Patterson-UTI Energy	7,590	117,493

		788,105

Financials — 15.6%
Atlantic Union Bankshares	4,170	152,997
Cadence Bank	5,830	170,586
Hancock Whitney	2,725	142,109
Heartland Financial USA	3,500	167,405
PacWest Bancorp	2,895	124,861
QCR Holdings	2,185	123,649
Radian Group	3,395	75,403
Reinsurance Group of America	2,060	225,488
Southside Bancshares	3,705	151,275
SouthState	2,085	170,115
TriCo Bancshares	3,790	151,714
United Community Banks	5,065	176,262
Washington Federal	5,745	188,551

		2,020,415

Health Care — 13.4%
Amedisys *	930	160,230
Amphastar Pharmaceuticals *	4,475	160,652
Avanos Medical *	4,725	158,288
Emergent BioSolutions *	3,150	129,339
Lantheus Holdings *	4,780	264,382
MEDNAX *	6,600	154,968
NextGen Healthcare *	3,340	69,839
Owens & Minor	4,425	194,789
Pacira BioSciences *	3,150	240,408
Supernus Pharmaceuticals *	6,260	202,323

		1,735,218

Industrials — 16.2%
Copa Holdings, Cl A *	1,685	140,933
Dycom Industries *	1,745	166,229
Energy Recovery *	9,325	187,805
EnPro Industries	1,620	158,323
Fluor *	4,850	139,146
Hub Group, Cl A *	1,800	138,978

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
SMALL COMPANY SUSTAINABILITY FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Kirby *	1,965	$141,853
Maxar Technologies	3,665	144,621
Regal Rexnord	780	116,048
Spirit AeroSystems Holdings, Cl A	3,150	154,004
SPX *	2,460	121,549
Textainer Group Holdings	4,045	153,993
TrueBlue *	4,895	141,417
Zurn Water Solutions	5,620	198,948

		2,103,847

Information Technology — 11.8%
A10 Networks	14,865	207,367
Belden	2,255	124,927
Datto Holding *	7,110	189,979
Instructure Holdings *	8,490	170,309
National Instruments	3,315	134,556
Rambus *	6,555	209,039
Semtech *	2,395	166,069
SunPower, Cl A *	6,180	132,746
Verint Systems *	3,755	194,134

		1,529,126

Materials — 3.2%
Allegheny Technologies *	6,705	179,962
Avient	2,595	124,560
Tronox Holdings PLC	5,365	106,173

		410,695

Real Estate — 10.2%
Alexander & Baldwin ‡	5,490	127,313
DiamondRock Hospitality ‡ *	19,540	197,354
Four Corners Property Trust ‡	6,215	168,053
Kite Realty Group Trust ‡	8,560	194,911
National Health Investors ‡	3,365	198,569
Physicians Realty Trust ‡	13,220	231,879
Sabra Health Care ‡	13,835	206,003

		1,324,082

Utilities — 3.4%
Alliant Energy	2,315	144,641
ONE Gas	1,770	156,185

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
SMALL COMPANY SUSTAINABILITY FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Portland General Electric	2,540	$140,081

		440,907

TOTAL COMMON STOCK (Cost $10,655,880)		12,008,625

EXCHANGE TRADED FUNDS — 2.4%
iShares Russell 2000 Value ETF	760	122,664
SPDR S&P Biotech ETF *	2,120	190,546

TOTAL EXCHANGE TRADED FUNDS (Cost $318,315)		313,210

TOTAL INVESTMENTS — 95.1% (Cost $10,974,195)		$12,321,835

Percentages are based on Net Assets of $12,953,114.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

As of March 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Enhanced Core Plus Fund	High Yield Fund	Small Company Sustainability Fund
Assets:
Investments, at Value (Cost $22,318,999, $67,585,998 and $10,974,195, respectively)	$21,030,105	$65,494,135	$12,321,835
Receivable for Investment Securities Sold	860,310	52,021	336,616
Cash	653,093	1,682,956	551,748
Unrealized Appreciation on Forward Foreign Currency Contracts	286,785	–	–
Interest and Dividend Receivable	206,444	1,177,264	14,458
Receivable Due from Investment Adviser	15,299	–	10,760
Receivable Due from Trustee	154	733	43
Receivable for Capital Shares Sold	–	39,500	–
Receivable Due from CCO	–	–	335
Prepaid Expenses	19,502	28,103	24,365

Total Assets	23,071,692	68,474,712	13,260,160

Liabilities:
Payable for Investment Securities Purchased	1,521,888	441,065	276,337
Unrealized Depreciation on Forward Foreign Currency Contracts	265,440	–	–
Audit Fees Payable	13,512	13,512	12,016
Payable Due to Administrator	9,767	9,767	9,767
Chief Compliance Officer Fees Payable	149	2,804	–
Distribution Fees Payable (Investor Shares)	47	1,069	5
Due to Adviser	–	8,122	–
Unfunded Bank Loans	–	3,344	–
Other Accrued Expenses	11,205	17,164	8,921

Total Liabilities	1,822,008	496,847	307,046

Net Assets	$21,249,684	$67,977,865	$12,953,114

Net Assets Consist of:
Paid-in Capital	$22,735,532	$69,772,738	$11,165,163
Total Distributable Earnings/(Loss)	(1,485,848)	(1,794,873)	1,787,951

Net Assets	$21,249,684	$67,977,865	$12,953,114

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

	Enhanced Core Plus Fund	High Yield Fund	Small Company Sustainability Fund
Institutional Shares
Net Assets	$21,028,341	$62,347,960	$12,926,507
Shares Issued and Outstanding (unlimited authorization — no par value)	2,218,934	6,459,838	1,098,462
Net Asset Value, Offering and Redemption Price Per Share	$9.48	$9.65	$11.77

Investor Shares
Net Assets	$221,343	$5,629,905	$26,607
Shares Issued and Outstanding (unlimited authorization — no par value)	23,374	583,966	2,253
Net Asset Value, Offering and Redemption Price Per Share	$9.47	$9.64	$11.81

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS FOR THE PERIOD ENDED MARCH 31, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

	Enhanced Core Plus Fund	High Yield Fund	Small Company Sustainability Fund
Investment Income:
Interest Income	$330,800	$3,248,564	$7
Dividend Income	–	–	79,340

Total Investment Income	330,800	3,248,564	79,347

Expenses:
Administration Fees (Note 4)	57,343	57,343	57,343
Investment Advisory Fees (Note 5)	41,674	204,283	47,888
Trustees’ Fees	3,213	10,596	1,829
Chief Compliance Officer Fees (Note 3)	1,535	4,542	983
Distribution Fees (Investor Shares)	287	7,419	34
Transfer Agent Fees (Note 4)	25,533	33,559	23,912
Registration Fees	14,706	17,896	16,138
Audit Fees	13,946	13,946	12,451
Legal Fees	7,450	24,282	4,203
Printing Fees	4,821	14,750	2,773
Custodian Fees (Note 4)	493	1,092	1,074
Other Expenses	14,685	29,952	4,072

Total Expenses	185,686	419,660	172,700

Less:
Waiver of Investment Advisory Fees (Note 5) .	(41,674)	(133,693)	(47,888)
Reimbursement by Investment Adviser	(82,902)	–	(62,199)
Fees Paid Indirectly (Note 4)	(4)	(6)	(4)

Net Expenses	61,106	285,961	62,609

Net Investment Income	269,694	2,962,603	16,738

Net Realized Gain/(Loss) on:
Investments	(53,299)	288,169	660,748
Forward Foreign Currency Contracts	204,369	–	–
Foreign Currency Transactions	(398,635)	–	–

Net Realized Gain/(Loss)	(247,565)	288,169	660,748

Net Change in Unrealized Appreciation/ (Depreciation) on:
Investments	(1,579,099)	(4,389,928)	(80,964)
Forward Foreign Currency Contracts	24,862	–	–

Net Change in Unrealized Depreciation	(1,554,237)	(4,389,928)	(80,964)

Net Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,801,802)	(4,101,759)	579,784

Net Increase (Decrease) in Net Assets
Resulting from Operations	$(1,532,108)	$(1,139,156)	$596,522

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Operations:
Net Investment Income	$269,694	$448,822
Net Realized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(247,565)	119,206
Net Change in Unrealized Depreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,554,237)	(156,428)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,532,108)	411,600

Distributions:
Institutional Shares	(392,998)	(425,483)
Investor Shares	(3,851)	(2,590)

Total Distributions	(396,849)	(428,073)

Capital Share Transactions:(1)
Institutional Shares:
Issued	2,950	6,720,416
Reinvestment of Dividends and Distributions	144,917	120,515
Redeemed	(128,135)	(127,046)

Increase from Institutional Shares Capital Share Transactions	19,732	6,713,885

Investor Shares:
Issued	24,143	150,924
Reinvestment of Dividends and Distributions	3,852	2,590
Redeemed	(4,464)	(1,645)

Increase from Investor Shares Capital Share Transactions	23,531	151,869

Net Increase in Net Assets from Capital Share Transactions	43,263	6,865,754

Total Increase (Decrease) in Net Assets	(1,885,694)	6,849,281

Net Assets:
Beginning of Period/Year	23,135,378	16,286,097

End of Period/Year	$21,249,684	$23,135,378

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Operations:
Net Investment Income	$2,962,603	$4,551,764
Net Realized Gain on Investments	288,169	1,116,567
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,389,928)	4,462,363

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,139,156)	10,130,694

Distributions:
Institutional Shares	(3,692,242)	(4,345,671)
Investor Shares	(312,728)	(200,899)

Total Distributions	(4,004,970)	(4,546,570)

Capital Share Transactions:(1)
Institutional Shares:
Issued	15,393,442	20,149,452
Reinvestment of Dividends and Distributions	2,477,832	2,696,854
Redemption Fees(2)	—	1,585
Redeemed	(17,627,593)	(8,374,009)

Increase from Institutional Shares Capital Share Transactions	243,681	14,473,882

Investor Shares:
Issued	3,648,468	5,483,006
Reinvestment of Dividends and Distributions	312,728	200,899
Redemption Fees(2)	—	836
Redeemed	(3,677,489)	(779,113)

Increase from Investor Shares Capital Share Transactions	283,707	4,905,628

Net Increase in Net Assets from Capital Share Transactions	527,388	19,379,510

Total Increase (Decrease) in Net Assets	(4,616,738)	24,963,634

Net Assets:
Beginning of Period/Year	72,594,603	47,630,969

End of Period/Year	$67,977,865	$72,594,603

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.
(2)	For redemption fees, see Note 2 in the Notes to Financial Statements.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY SUSTAINABILITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Operations:
Net Investment Income	$16,738	$35,297
Net Realized Gain on Investments	660,748	2,825,569
Net Change in Unrealized Appreciation (Depreciation) on Investments	(80,964)	1,698,845

Net Increase in Net Assets Resulting from Operations	596,522	4,559,711

Distributions:
Institutional Shares	(2,522,649)	(46,674)
Investor Shares	(5,393)	(3)

Total Distributions	(2,528,042)	(46,677)

Capital Share Transactions:(1)
Institutional Shares:
Issued	74,267	132,825
Reinvestment of Dividends and Distributions	2,522,649	46,674
Redeemed	(63,219)	(464,888)

Increase (Decrease) from Institutional Shares Capital Share Transactions	2,533,697	(285,389)

Investor Shares:
Issued	10,532	33,130
Reinvestment of Dividends and Distributions	5,393	3
Redeemed	(8,345)	(11,497)

Increase from Investor Shares Capital Share Transactions	7,580	21,636

Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,541,277	(263,753)

Total Increase in Net Assets	609,757	4,249,281

Net Assets:
Beginning of Period/Year	12,343,357	8,094,076

End of Period/Year	$12,953,114	$12,343,357

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020*
Net Asset Value, Beginning of Period/Year	$10.33		$10.30	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.12		0.24	0.25
Net Realized and Unrealized Gain (Loss)	(0.80)		0.01	0.28

Total from Operations	(0.68)		0.25	0.53

Dividends and Distributions:
Net Investment Income	(0.11)		(0.22)	(0.23)
Net Realized Gain	(0.06)		—	—^

Total Dividends and Distributions	(0.17)		(0.22)	(0.23)

Net Asset Value, End of Period/Year	$9.48		$10.33	$10.30

Total Return†	(6.59)%		2.41%	5.38%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$ 21,028		$ 22,917	$ 16,219
Ratio of Expenses to Average Net Assets	0.54%	**	0.54%	0.54%	**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.65%*	*	1.88%	2.87%**
Ratio of Net Investment Income to Average Net Assets	2.40%*	*	2.28%	2.53%**
Portfolio Turnover Rate	30%**	*	72%	116%***

*	Commenced operations on October 1, 2019.

**	Annualized.

***	Not Annualized.

^	Amount represents less than $0.005 per share.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020*
Net Asset Value, Beginning of Period/Year	$10.33		$10.29	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.11		0.21	0.22
Net Realized and Unrealized Gain (Loss)	(0.81)		0.02	0.28

Total from Operations	(0.70)		0.23	0.50

Dividends and Distributions:
Net Investment Income	(0.10)		(0.19)	(0.21)
Net Realized Gain	(0.06)		—	—^

Total Dividends and Distributions	(0.16)		(0.19)	(0.21)

Net Asset Value, End of Period/Year	$9.47		$10.33	$10.29

Total Return†	(6.80)%		2.28%	5.08%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$222		$218	$67
Ratio of Expenses to Average Net Assets	0.79%*	*	0.79%	0.79%	**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.90%**		2.12%	3.19%**
Ratio of Net Investment Income to Average Net Assets	2.15%**		2.05%	2.20%**
Portfolio Turnover Rate	30%***		72%	116%***

*	Commenced operations on October 1, 2019.

**	Annualized.

***	Not Annualized.

^	Amount represents less than $0.005 per share.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2022 (Unaudited)		Year Ended, September 30, 2021	Year Ended, September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period/Year	$10.33		$9.32	$10.18	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.40		0.74	0.66	0.57
Net Realized and Unrealized Gain (Loss)	(0.54)		1.00	(0.64)	0.17

Total from Operations	(0.14)		1.74	0.02	0.74

Dividends and Distributions:
Net Investment Income	(0.34)		(0.70)	(0.70)	(0.56)
Net Realized Gain	(0.20)		(0.03)	(0.18)	—

Total Dividends and Distributions	(0.54)		(0.73)	(0.88)	(0.56)

Net Asset Value, End of Period/ Year	$9.65		$10.33	$9.32	$10.18

Total Return†	(1.43)%		19.19%	0.55%	7.53%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$62,348		$66,855	$46,918	$27,030
Ratio of Expenses to Average Net Assets	0.75%	**	0.75%	0.75%	0.75%	**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.11%**		1.20%	1.59%	2.08%**
Ratio of Net Investment Income to Average Net Assets	8.00%**		7.29%	7.04%	6.77%**
Portfolio Turnover Rate	43%***		71%	90%	58%***

*	Commenced operations on December 3, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2022 (Unaudited)		Year Ended, September 30, 2021	Year Ended, September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period/Year	$10.32		$9.31	$10.19	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.39		0.70	0.63	0.59
Net Realized and Unrealized Gain (Loss)	(0.54)		1.02	(0.65)	0.14

Total from Operations	(0.15)		1.72	(0.02)	0.73

Dividends and Distributions:
Net Investment Income	(0.33)		(0.68)	(0.68)	(0.54)
Net Realized Gain	(0.20)		(0.03)	(0.18)	—

Total Dividends and Distributions	(0.53)		(0.71)	(0.86)	(0.54)

Net Asset Value, End of Period/ Year	$9.64		$10.32	$9.31	$10.19

Total Return†	(1.55)%		18.94%	0.11%	7.51%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$5,630		$5,740	$713	$41
Ratio of Expenses to Average Net Assets	1.00%	**	1.00%	0.99%	1.00%	**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.36%**		1.43%	1.77%	2.38%**
Ratio of Net Investment Income to Average Net Assets	7.74%**		6.86%	6.99%	6.94%**
Portfolio Turnover Rate	43%***		71%	90%	58%***

*	Commenced operations on December 3, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2022 (Unaudited)		Year Ended, September 30, 2021	Year Ended, September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period /Year	$14.04		$9.03	$11.14	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.02		0.04	0.05	0.04
Net Realized and Unrealized Gain (Loss)	0.57		5.02	(1.28)	1.10

Total from Operations	0.59		5.06	(1.23)	1.14

Dividends and Distributions:
Net Investment Income	(0.03)		(0.05)	(0.07)	—^
Net Realized Gain	(2.83)		—	(0.81)	—

Total Dividends and Distributions	(2.86)		(0.05)	(0.88)	—

Net Asset Value, End of Period / Year	$11.77		$14.04	$9.03	$11.14

Total Return†	4.89%		56.17%	(12.51)%	11.45%

Ratios and Supplemental Data
Net Assets, End of Period /Year (Thousands)	$12,926		$12,320	$8,094	$9,978
Ratio of Expenses to Average Net Assets	0.98%	**	0.98%	0.98%	0.98%	**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.70%**		2.92%	3.85%	4.07%**
Ratio of Net Investment Income to Average Net Assets	0.26%**		0.30%	0.52%	0.62%**
Portfolio Turnover Rate	61%***		108%	136%	131%***

*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2022 (Unaudited)		Year Ended, September 30, 2021	Year Ended, September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period/Year	$14.07		$9.05	$11.14	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	—^		0.01	0.14	0.13
Net Realized and Unrealized Gain (Loss)	0.58		5.06	(1.35)	1.01

Total from Operations	0.58		5.07	(1.21)	1.14

Dividends and Distributions:
Net Investment Income	(0.01)		(0.05)	(0.07)	—^
Net Realized Gain	(2.83)		—	(0.81)	—

Total Dividends and Distributions	(2.84)		(0.05)	(0.88)	—

Net Asset Value, End of Period/ Year	$11.81		$14.07	$9.05	$11.14

Total Return†	4.78%		56.16%	(12.32)%	11.45%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$27		$23	$—	$—
Ratio of Expenses to Average Net Assets	1.23%	**	1.23%	0.00%‡	0.00%**	‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.95%**		3.06%	3.57%	3.52%**
Ratio of Net Investment Income to Average Net Assets	0.04%**		0.08%	1.50%	1.48%**
Portfolio Turnover Rate	61%***		108%	136%	131%***

*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The ratio rounds to 0.00% due to the relative net asset value of Investor Shares. Prospectively, it is expected the ratio of net expenses to average net asset would approximate 1.23% (4.32% excluding waivers) and 1.23% (4.10% excluding waivers, reimbursements and fees paid indirectly), for the period ended September 2019 and year ended September 30, 2020, respectively.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 57 Funds. The financial statements herein are those of the Mesirow Funds (the “Funds”). The investment objective of the Mesirow Enhanced Core Plus Fund (the “Enhanced Core Plus Fund”) is to seek to maximize total return through capital appreciation and current income consistent with preservation of capital. The investment objective of the Mesirow High Yield Fund (the “High Yield Fund”) is to seek to provide a high level of current income consistent with the preservation of principal. The investment objective of the Mesirow Small Company Sustainability Fund (the “Small Company Sustainability Fund”) is to seek to provide long-term capital appreciation with less volatility than the U.S. small company market. Each of the funds is classified as a diversified investment company. Mesirow Financial Investment Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer Institutional and Investor Shares. The Enhanced Core Plus Fund, High Yield Fund and the Small Company Sustainability Fund commenced operations on October 1, 2019, December 3, 2018 and December 19, 2018, respectively. The financial statements of the remaining Funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2022, the total market value of securities in the High Yield Fund valued in accordance with fair value procedures was $ 1,597,264 or 2.3% of the Fund’s net assets. Enhanced Core Plus Fund and the Small Company Sustainability Fund had no fair value securities.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2022, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

As of and during the period ended March 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year are presented on the Statements of Operations. Risks may arise from

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of March 31, 2022.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Enhanced Core Plus Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually. The High Yield Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. The Small Company Sustainability Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution. All distributions are recorded on ex-dividend date.

Redemption Fees — The High Yield Fund imposes a 1.00% redemption fee on the value of the Institutional Shares and Investor shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The High Yield Fund, Institutional Shares and Investor Shares imposed redemption fees of $1,585 and $836, for the year ended September 30, 2021, respectively. The High Yield Fund did not impose redemption fees for the period ended March 31, 2022.

Loan Obligations — To the extent consistent with its investment objective and strategies, certain Funds may invest in U.S. dollar denominated fixed and floating-rate loans (“Loans”) arranged through private negotiations between one or more financial institutions (“Lenders”). A Fund’s investments in such Loans may be in the form of participations in Loans (“Obligations”) or assignments of all or a portion of Loans from third parties. Obligations typically result in a Fund having a contractual relationship with the Lenders. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Obligation

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Obligations, a Fund generally has neither right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Obligation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Obligation. Unfunded commitments represent the remaining obligation of a Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. As of March 31, 2022, the High Yield Fund held an unfunded commitment to FCG Acquisitions, Inc. Amendment, No. 1 Delayed Draw, Term Loan, 2nd Lien with an unfunded par and fair value amount of 167,200 and $(3,344), respectively.

Restricted Securities —As of March 31, 2022, the High Yield Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board.

The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2022, were as follows:

Number of Shares		Acquisition Date	Right to Acquire Date	Cost	Market Value	% of Net Assets
High Yield Fund
COMMON STOCK
24 Hour Fitness Worldwide, Inc.	90,461	12/29/20	12/29/20	$601,017	$45,231	0.1%
PREFERRED STOCK
24 Hour Fitness Worldwide, Inc.	22,590	12/29/20	12/29/20	30,496	22,590	0.0%

				$631,513	$67,821	0.1%

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2022, the Enhanced Core Plus Fund, the High Yield Fund and the Small Company Sustainability Fund each paid $57,343 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Investor Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agency expenses. For the period ended March 31, 2022, the Enhanced Core Plus Fund, the High Yield Fund and the Small Company Sustainability Fund earned credits of $4, $6 and $4, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Enhanced Core Plus Fund, the High Yield Fund and the Small Company Sustainability Fund at a fee calculated at an annual rate of 0.37%, 0.55% and 0.75%, respectively of the Funds’ average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively,

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

“excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until January 31, 2023. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2023. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

Accordingly, the contractual expense limitations for each Fund are as follows:

	Institutional Shares	Investor Shares
Enhanced Core Plus Fund	0.54%	0.79%
High Yield Fund	0.75%	1.00%
Small Company Sustainability Fund	0.98%	1.23%

At March 31, 2022, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	2023	2024	2025	Total
Enhanced Core Plus Fund	$163,678	$317,431	$261,290	$742,399
High Yield Fund	326,981	296,092	273,094	896,167
Small Company Sustainability Fund	293,439	241,743	225,872	761,054

6. Shares Transactions:

Enhanced Core Plus Fund	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Institutional Shares
Issued	291	643,063
Reinvestment of Dividends and Distributions	14,552	11,657
Redeemed	(13,411)	(12,240)

Net Institutional Shares Capital Share Transactions	1,432	642,480

Investor Shares
Issued	2,348	14,505
Reinvestment of Dividends and Distributions	387	251
Redeemed	(448)	(159)

Net Investor Shares Capital Share Transactions	2,287	14,597

Net Increase in Shares Outstanding	3,719	657,077

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

High Yield Fund	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Institutional Shares
Issued	1,514,685	1,984,033
Reinvestment of Dividends and Distributions	247,148	266,428
Redeemed	(1,773,561)	(815,077)

Net Institutional Shares Capital Share Transactions	(11,728)	1,435,384

Investor Shares
Issued	363,931	536,135
Reinvestment of Dividends and Distributions	31,217	19,658
Redeemed	(367,289)	(76,245)

Net Investor Shares Capital Share Transactions	27,859	479,548

Net Increase in Shares Outstanding	16,131	1,914,932

Small Company Sustainability Fund	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Institutional Shares
Issued	5,844	10,145
Reinvestment of Dividends and Distributions	220,980	3,976
Redeemed	(5,625)	(32,719)

Net Institutional Shares Capital Share Transactions	221,199	(18,598)

Investor Shares
Issued	827	2,454
Reinvestment of Dividends and Distributions	472	—
Redeemed	(697)	(814)

Net Investor Shares Capital Share Transactions	602	1,640

Net Increase (Decrease) in Shares Outstanding	221,801	(16,958)

Amount designated as “-“ are $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities and U.S. government, for the period ended March 31, 2022, were as follows:

	Purchases	Sales
Enhanced Core Plus Fund	$1,731,222	$1,438,439
High Yield Fund	23,688,253	27,224,951
Small Company Sustainability Fund	7,440,341	7,580,167

Additionally, the Enhanced Core Plus Fund had $5,232,003 and $5,097,772 in long-term U.S. government purchases and sales, respectively.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent, they are charged or credited to distributable earnings or paid-in-capital, as appropriate, in the period that the differences arise. The permanent difference in the current year are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, distribution reclassification, foreign currency translations, premium amortization on callable bonds, perpetual bond adjustments and section 988 transactions and reclassification of long term capital gain distribution on REITs.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

The tax character of dividends and distributions paid during the years ended September 30, 2021 and September 30, 2020 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Enhanced Core Plus Fund
2021	$420,062	$8,011	$428,073
2020	250,113	102,601	352,714
High Yield Fund
2021	4,546,570	—	4,546,570
2020	3,352,690	—	3,352,690
Small Company Sustainability Fund
2021	46,677	—	46,677
2020	792,962	—	792,962

As of September 30, 2021, the components of Distributable Earnings on a tax basis were as follows:

	Enhanced Core Plus Fund	High Yield Fund	Small Company Sustainability Fund
Undistributed Ordinary Income	$22,077	$1,166,470	$1,531,401
Undistributed Long-Term Capital Gains	120,482	233,681	808,792
Unrealized Appreciation	286,335	1,949,102	1,379,277
Other Temporary Differences	14,215	—	1

Total Distributable Earnings	$443,109	$3,349,253	$3,719,471

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to interest from perpetual bonds, premium amortization of callable bonds, and wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced Core Plus Fund	$22,318,999	$6,946	$(1,295,840)	$(1,288,894)
High Yield Fund	67,585,998	1,468,231	(3,560,094)	(2,091,863)
Small Company Sustainability Fund	10,974,195	1,665,199	(317,559)	1,347,640

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

9. Concentration of Risks:

As with all management investment companies, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

Asset-Backed Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk (Enhanced Core Plus Fund and High Yield Fund) — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Below Investment Grade Securities (Junk Bonds) Risk (Enhanced Core Plus Fund and High Yield Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible Securities and Preferred Stocks Risk (Enhanced Core Plus Fund and High Yield Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk (Enhanced Core Plus Fund and High Yield Fund) — The Fund’s use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of OTC options and swaps is also subject to credit risk and valuation risk. Valuation risk is described below. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk (Enhanced Core Plus Fund and High Yield Fund) — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Emerging Markets Risk (Enhanced Core Plus Fund and High Yield Fund) — Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market and countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Market Risk (High Yield Fund and Small Company Sustainability Fund) — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Sustainability Fund) — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk (Enhanced Core Plus Fund and High Yield Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Currency Risk (Enhanced Core Plus Fund and High Yield Fund) — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Foreign Investment Risk (Enhanced Core Plus Fund and High Yield Fund) — Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. More specifically, investing in foreign issuers includes risks

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), differing accounting, auditing, financial reporting and legal standards and practices, differing securities market structures, and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. A Fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small and consist of a limited number of companies representing a small number of industries. Investing in foreign issuers also poses the risk that the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Forward Contracts (Enhanced Core Plus Fund) — A forward contract, also called a “forward”, involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take deferred delivery at a later date of a specified lot of a particular security or currency for a Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Non-deliverable forwards do not require physical delivery of the currency on the settlement date. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Non-deliverable forwards are subject to many of the risks associated with derivatives in general and other forward contracts including risks associated with fluctuation in foreign currency and the risk that the counterparty will fail to fulfill its obligations. The use of non-deliverable forwards for hedging or to increase income or gain may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

Hybrid Preferred Securities Risk (Enhanced Core Plus Fund) — Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. Although hybrid preferred security holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities, the claims of such holders are generally still subordinate to those of senior debt holders.

Interest Rate Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Sustainability Fund) — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk (High Yield Fund) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk (Enhanced Core Plus Fund and High Yield Fund) — The Fund’s use of borrowing, derivatives and when-issued, delayed delivery or forward commitment transactions may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and, in certain cases, the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. In the case of borrowings, the Fund may experience losses if its borrowing costs exceed the investment returns on the securities purchased with the borrowed money. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Sustainability Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Sustainability Fund) — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

industry, a sector or the bond market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Master Limited Partnerships (MLPs) Risk (High Yield Fund) — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Mid-Capitalization Companies Risk (High Yield Fund) — The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

Money Market Instruments Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Sustainability Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically,$1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk (Enhanced Core Plus Fund and High Yield Fund) —Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value.

Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.

Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

Portfolio Turnover Risk (Small Company Sustainability Fund) — The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Prepayment Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Privately Issued Securities Risk (High Yield Fund) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Sector Emphasis Risk (Small Company Sustainability Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Small Capitalization Companies Risk (High Yield Fund and Small Company Sustainability Fund) — Small capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Sustainability (ESG) Policy Risk (Small Company Sustainability Fund) — The Fund’s ESG criteria exclude securities of certain issuers for non-financial reasons. Therefore, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for ESG reasons when it might be otherwise disadvantageous for it to do so. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that incorporates ESG criteria. Companies meeting the Fund’s ESG criteria may be out of favor in particular market cycles and perform less well than the market as a whole. The Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer. There are significant differences

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s ESG criteria.

Trust Preferred Securities Risk (Enhanced Core Plus Fund) — Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. The Adviser considers trust preferred securities to be debt securities. Trust preferred securities are subject to increased credit risk and market value volatility, as well as the risk that the Fund may have to liquidate other investments in order to satisfy the distribution requirements applicable to regulated investment companies if the trust preferred security or the subordinated debt is treated as an original issue discount obligation, and thereby causes the Fund to accrue interest income without receiving corresponding cash payments. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

U.S. Government Securities Risk (Enhanced Core Plus Fund and High Yield Fund) —Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Valuation Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Sustainability Fund) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Value Style Risk (Small Company Sustainability Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Warrants and Rights Risk (High Yield Fund) — Warrants and rights may be more speculative than other types of investments. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant or right may offer greater potential for capital appreciation as well as capital loss. A warrant or right ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk (Enhanced Core Plus Fund and High Yield Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022 (Unaudited)

10. Other:

At March 31, 2022, the percentage of total shares outstanding held by shareholders of the Funds owning 10% or greater of the aggregate total shares outstanding was as follows:

	No. of Shareholders	% Ownership
Enhanced Core Plus Fund

Institutional Shares	2	83%

Investor Shares	1	100%

High Yield Fund

Institutional Shares	3	74%

Investor Shares	3	84%

Small Company Sustainability Fund

Institutional Shares	2	89%

Investor Shares	2	99%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2022.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual Funds have operating expenses. As a shareholder of a mutual Fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual Funds’ gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual Funds’ average net assets; this percentage is known as the mutual Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2021 to March 31, 2022.

The table on the next page illustrates your Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Funds’ gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Funds’ costs with those of other mutual Funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual Funds to make this 5% calculation. You can assess your Funds’ comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual Funds.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited) - concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period*
Enhanced Core Plus Fund
Actual Fund Return
Institutional Shares	$1,000.00	$934.10	0.54%	$2.60
Investor Shares	1,000.00	932.00	0.79	3.81
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,022.24	0.54%	$2.72
Investor Shares	1,000.00	1,020.99	0.79	3.98
High Yield Fund
Actual Fund Return
Institutional Shares	$1,000.00	$985.70	0.75%	$3.71
Investor Shares	1,000.00	984.50	1.00	4.95
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.19	0.75%	$3.78
Investor Shares	1,000.00	1,019.95	1.00	5.04
Small Company Sustainability Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,048.90	0.98%	$5.01
Investor Shares	1,000.00	1,047.80	1.23	6.28
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.05	0.98%	$4.94
Investor Shares	1,000.00	1,018.80	1.23	6.19

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2022

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 17, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Mesirow Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-637-4769

Investment Adviser:

Mesirow Financial Investment Management, Inc.

353 N. Clark Street

Chicago, Illinois 60654

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

MES-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: June 8, 2022